ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2018, Assets acquired and liabilities assumed (Details) £ in Millions, $ in Millions				12 Months Ended
	Dec. 07, 2018 USD ($)	Aug. 03, 2018 USD ($)	Feb. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 01, 2018 GBP (£)	Feb. 01, 2018 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Goodwill				$ 1,109	$ 1,079
Less:
Transaction costs				413	72	$ 80
2018 Acquisitions
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties				15,277
Property, plant and equipment				1,692
Equity accounted investments				1,551
Goodwill				96
Intangible assets				54
Accounts receivable and other				2,059
Cash and cash equivalents				639
Total assets				21,368
Less:
Non-recourse borrowings				(5,168)
Accounts payable and other				(1,482)
Deferred income tax liabilities				(47)
Non-controlling interests				(721)
Net assets acquired				13,950
Consideration				13,711
Transaction costs				329
Extended- Stay Hotel Portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties								$ 0
Property, plant and equipment								768
Equity accounted investments								5
Goodwill								0
Intangible assets								0
Accounts receivable and other								2
Cash and cash equivalents								2
Total assets								777
Less:
Non-recourse borrowings								0
Accounts payable and other								(13)
Deferred income tax liabilities								0
Non-controlling interests								0
Net assets acquired								764
Consideration								764
Transaction costs			$ 9
UK Student Housing IV
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties								742
Property, plant and equipment								2
Equity accounted investments								0
Goodwill								0
Intangible assets								0
Accounts receivable and other								53
Cash and cash equivalents								18
Total assets								815
Less:
Non-recourse borrowings								0
Accounts payable and other								(63)
Deferred income tax liabilities								0
Non-controlling interests								0
Net assets acquired								752
Consideration							£ 527	$ 752
Transaction costs			$ 7
666 Fifth Avenue
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties		$ 1,292
Property, plant and equipment		0
Equity accounted investments		0
Goodwill		0
Intangible assets		0
Accounts receivable and other		11
Cash and cash equivalents		0
Total assets		1,303
Less:
Non-recourse borrowings		0
Accounts payable and other		(4)
Deferred income tax liabilities		0
Non-controlling interests		0
Net assets acquired		1,299
Consideration		1,299
Transaction costs		$ 44
Forest City
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties	$ 9,397
Property, plant and equipment	0
Equity accounted investments	1,467
Goodwill	0
Intangible assets	0
Accounts receivable and other	1,049
Cash and cash equivalents	451
Total assets	12,364
Less:
Non-recourse borrowings	(3,664)
Accounts payable and other	(1,119)
Deferred income tax liabilities	0
Non-controlling interests	(633)
Net assets acquired	6,948
Consideration	6,948
Transaction costs	$ 202
Other
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Investment properties				3,846	1,014
Property, plant and equipment				922	0
Equity accounted investments				79
Goodwill				96
Intangible assets				54	0
Accounts receivable and other				944	14
Cash and cash equivalents				168	5
Total assets				6,109	1,033
Less:
Non-recourse borrowings				(1,504)	0
Accounts payable and other				(283)	(3)
Deferred income tax liabilities				(47)	0
Non-controlling interests				(88)	0
Net assets acquired				4,187	1,030
Consideration				3,948	1,022
Transaction costs				$ 67	$ 22